Vanguard® Target Maturity 2030 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.5%)
Communications (6.8%)
	Alphabet Inc.	4.000%	5/15/2030	35	35
	Alphabet Inc.	1.100%	8/15/2030	91	80
	Alphabet Inc.	4.100%	11/15/2030	199	196
	America Movil SAB de CV	2.875%	5/7/2030	59	55
[1]	AT&T Inc.	4.300%	2/15/2030	176	174
	AT&T Inc.	4.700%	8/15/2030	50	50
	British Telecommunications Ltd.	9.625%	12/15/2030	154	182
	Comcast Corp.	2.650%	2/1/2030	85	79
	Comcast Corp.	3.400%	4/1/2030	62	59
	Comcast Corp.	4.250%	10/15/2030	94	92
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	189	213
	Expedia Group Inc.	3.250%	2/15/2030	86	82
	Fox Corp.	3.500%	4/8/2030	43	41
	Koninklijke KPN NV	8.375%	10/1/2030	36	41
	Meta Platforms Inc.	4.800%	5/15/2030	112	113
	Meta Platforms Inc.	4.200%	11/15/2030	190	187
	Omnicom Group Inc.	4.750%	3/30/2030	45	45
	Omnicom Group Inc.	2.450%	4/30/2030	35	32
	Omnicom Group Inc.	4.200%	6/1/2030	31	30
	Telefonica Europe BV	8.250%	9/15/2030	57	64
	Tencent Music Entertainment Group	2.000%	9/3/2030	27	24
	T-Mobile USA Inc.	3.875%	4/15/2030	422	409
	Uber Technologies Inc.	4.300%	1/15/2030	76	75
	Verizon Communications Inc.	3.150%	3/22/2030	58	55
	Verizon Communications Inc.	1.500%	9/18/2030	41	36
	Verizon Communications Inc.	1.680%	10/30/2030	27	24
	Verizon Communications Inc.	7.750%	12/1/2030	72	81
	Walt Disney Co.	3.800%	3/22/2030	92	90
	Weibo Corp.	3.375%	7/8/2030	41	38
					2,682
Consumer Discretionary (7.6%)
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	59	60
	Amazon.com Inc.	1.500%	6/3/2030	157	140
	Amazon.com Inc.	4.100%	11/20/2030	123	121
	American Honda Finance Corp.	4.800%	3/5/2030	21	21
	American Honda Finance Corp.	4.600%	4/17/2030	28	28
[1]	American Honda Finance Corp.	4.500%	9/4/2030	74	73
[1]	American Honda Finance Corp.	5.850%	10/4/2030	23	24
	AutoNation Inc.	4.750%	6/1/2030	29	29
	AutoZone Inc.	4.000%	4/15/2030	48	47
	AutoZone Inc.	5.125%	6/15/2030	19	19
	Best Buy Co. Inc.	1.950%	10/1/2030	39	35
	Block Financial LLC	3.875%	8/15/2030	37	35
[1]	Cornell University	4.169%	6/15/2030	19	19
	DR Horton Inc.	4.850%	10/15/2030	23	23
	eBay Inc.	2.700%	3/11/2030	75	70
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	56	59
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	40	42
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	81	81
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	107	100
	General Motors Co.	5.625%	4/15/2030	37	38
	General Motors Financial Co. Inc.	5.350%	1/7/2030	38	39
	General Motors Financial Co. Inc.	5.850%	4/6/2030	31	32
	General Motors Financial Co. Inc.	3.600%	6/21/2030	111	106
	General Motors Financial Co. Inc.	5.450%	7/15/2030	90	92
	Genuine Parts Co.	1.875%	11/1/2030	34	30
	Home Depot Inc.	2.700%	4/15/2030	89	84
	Home Depot Inc.	3.950%	9/15/2030	26	25
	Honda Motor Co. Ltd.	4.688%	7/8/2030	69	68
	JD.com Inc.	3.375%	1/14/2030	38	37
	Las Vegas Sands Corp.	6.000%	6/14/2030	22	23
[1]	Leland Stanford Junior University	4.146%	8/1/2030	33	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	5.200%	7/30/2030	35	35
	Lowe's Cos. Inc.	4.500%	4/15/2030	65	65
	Lowe's Cos. Inc.	1.700%	10/15/2030	76	67
	Magna International Inc.	2.450%	6/15/2030	45	41
	Marriott International Inc.	4.800%	3/15/2030	19	19
[1]	Marriott International Inc.	4.625%	6/15/2030	84	84
	Mattel Inc.	5.000%	11/17/2030	40	40
[1]	McDonald's Corp.	2.125%	3/1/2030	65	60
	McDonald's Corp.	4.600%	5/15/2030	27	27
[1]	McDonald's Corp.	3.600%	7/1/2030	47	45
	Mohawk Industries Inc.	3.625%	5/15/2030	27	26
	NIKE Inc.	2.850%	3/27/2030	78	74
	NVR Inc.	3.000%	5/15/2030	58	54
	O'Reilly Automotive Inc.	4.200%	4/1/2030	31	30
	PVH Corp.	5.500%	6/13/2030	24	24
	Ralph Lauren Corp.	2.950%	6/15/2030	42	39
	Sands China Ltd.	4.375%	6/18/2030	38	37
	Stanley Black & Decker Inc.	2.300%	3/15/2030	60	55
	Starbucks Corp.	2.250%	3/12/2030	38	35
	Starbucks Corp.	2.550%	11/15/2030	74	68
	Tapestry Inc.	5.100%	3/11/2030	40	40
	Toyota Motor Corp.	4.450%	6/30/2030	19	19
	Toyota Motor Credit Corp.	4.950%	1/9/2030	31	31
[1]	Toyota Motor Credit Corp.	2.150%	2/13/2030	30	28
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	71	68
	Toyota Motor Credit Corp.	4.800%	5/15/2030	32	32
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	94	94
	Toyota Motor Credit Corp.	5.550%	11/20/2030	42	43
	Tractor Supply Co.	1.750%	11/1/2030	40	35
[1]	Yale University	1.482%	4/15/2030	42	38
					2,986
Consumer Staples (6.8%)
	Altria Group Inc.	3.400%	5/6/2030	40	38
	Altria Group Inc.	4.500%	8/6/2030	22	22
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	92	89
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	45	43
	Avery Dennison Corp.	2.650%	4/30/2030	28	26
	BAT Capital Corp.	4.906%	4/2/2030	64	64
	BAT Capital Corp.	6.343%	8/2/2030	55	58
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	28	28
	Campbell's Co.	2.375%	4/24/2030	47	43
	Clorox Co.	1.800%	5/15/2030	29	26
	Coca-Cola Co.	3.450%	3/25/2030	107	104
	Coca-Cola Co.	1.650%	6/1/2030	72	65
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	56	52
	Colgate-Palmolive Co.	4.200%	5/1/2030	19	19
	Conagra Brands Inc.	5.000%	8/1/2030	29	29
	Constellation Brands Inc.	2.875%	5/1/2030	41	38
	Constellation Brands Inc.	4.800%	5/1/2030	19	19
	Costco Wholesale Corp.	1.600%	4/20/2030	85	77
	Diageo Capital plc	2.000%	4/29/2030	76	69
	Diageo Investment Corp.	5.125%	8/15/2030	36	37
	Dollar General Corp.	3.500%	4/3/2030	55	52
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	31	29
	General Mills Inc.	4.875%	1/30/2030	31	31
	General Mills Inc.	2.875%	4/15/2030	45	42
	Hershey Co.	4.750%	2/24/2030	24	24
	Hormel Foods Corp.	1.800%	6/11/2030	48	43
	Ingredion Inc.	2.900%	6/1/2030	34	32
	J M Smucker Co.	2.375%	3/15/2030	22	20
	Kellanova	2.100%	6/1/2030	28	26
	Kenvue Inc.	5.000%	3/22/2030	57	58
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	43	40
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	19	19
	Kimberly-Clark Corp.	3.100%	3/26/2030	64	61
	Kraft Heinz Foods Co.	3.750%	4/1/2030	58	56
	Kroger Co.	2.200%	5/1/2030	28	26
	McCormick & Co. Inc.	2.500%	4/15/2030	23	21
	Mondelez International Inc.	2.750%	4/13/2030	31	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	4.500%	5/6/2030	24	24
	PepsiCo Inc.	4.600%	2/7/2030	39	39
	PepsiCo Inc.	2.750%	3/19/2030	62	58
	PepsiCo Inc.	1.625%	5/1/2030	123	111
	PepsiCo Inc.	4.300%	7/23/2030	24	24
	Philip Morris International Inc.	5.125%	2/15/2030	109	111
	Philip Morris International Inc.	4.375%	4/30/2030	37	37
	Philip Morris International Inc.	2.100%	5/1/2030	36	33
	Philip Morris International Inc.	5.500%	9/7/2030	25	26
	Philip Morris International Inc.	4.000%	10/29/2030	27	26
	Philip Morris International Inc.	1.750%	11/1/2030	110	97
	Procter & Gamble Co.	3.000%	3/25/2030	124	118
	Procter & Gamble Co.	4.050%	5/1/2030	42	42
	Procter & Gamble Co.	1.200%	10/29/2030	54	47
	Sysco Corp.	2.400%	2/15/2030	78	72
	Sysco Corp.	5.950%	4/1/2030	42	44
	Sysco Corp.	5.100%	9/23/2030	31	31
	Target Corp.	2.350%	2/15/2030	36	33
	Unilever Capital Corp.	1.375%	9/14/2030	34	30
	Walmart Inc.	4.000%	4/15/2030	63	62
	Walmart Inc.	4.350%	4/28/2030	36	36
					2,656
Energy (6.5%)
	Baker Hughes Holdings LLC	4.486%	5/1/2030	34	34
	BP Capital Markets America Inc.	3.633%	4/6/2030	74	71
	BP Capital Markets America Inc.	1.749%	8/10/2030	69	62
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	23	21
	Chevron Corp.	2.236%	5/11/2030	118	109
	Chevron USA Inc.	4.687%	4/15/2030	68	68
	Chevron USA Inc.	4.300%	10/15/2030	53	53
	ConocoPhillips Co.	4.700%	1/15/2030	66	66
	Diamondback Energy Inc.	5.150%	1/30/2030	57	58
	Enbridge Inc.	4.900%	6/20/2030	40	40
	Enbridge Inc.	6.200%	11/15/2030	49	52
	Energy Transfer LP	5.200%	4/1/2030	24	24
	Energy Transfer LP	3.750%	5/15/2030	96	92
	Energy Transfer LP	6.400%	12/1/2030	49	52
	Enterprise Products Operating LLC	2.800%	1/31/2030	74	70
	EOG Resources Inc.	4.375%	4/15/2030	50	49
	EQT Corp.	7.000%	2/1/2030	24	26
	Exxon Mobil Corp.	3.482%	3/19/2030	103	100
	Exxon Mobil Corp.	2.610%	10/15/2030	112	104
	Halliburton Co.	2.920%	3/1/2030	51	48
	Kinder Morgan Inc.	5.150%	6/1/2030	55	56
	Marathon Petroleum Corp.	5.150%	3/1/2030	74	75
	MPLX LP	2.650%	8/15/2030	100	92
	Occidental Petroleum Corp.	8.875%	7/15/2030	59	66
	Occidental Petroleum Corp.	6.625%	9/1/2030	60	63
	ONEOK Inc.	3.100%	3/15/2030	33	31
	ONEOK Inc.	3.250%	6/1/2030	37	35
	ONEOK Inc.	5.800%	11/1/2030	31	32
	Phillips 66	2.150%	12/15/2030	45	40
	Pioneer Natural Resources Co.	1.900%	8/15/2030	64	57
	Plains All American Pipeline LP	3.800%	9/15/2030	59	57
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	136	135
[1]	Shell Finance US Inc.	2.750%	4/6/2030	65	61
	Shell Finance US Inc.	4.125%	11/6/2030	60	59
	Targa Resources Corp.	4.900%	9/15/2030	41	41
	TotalEnergies Capital International SA	2.829%	1/10/2030	55	52
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	85	83
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	47	45
	Valero Energy Corp.	5.150%	2/15/2030	33	33
	Viper Energy Partners LLC	4.900%	8/1/2030	24	24
	Western Midstream Operating LP	4.050%	2/1/2030	51	49
	Williams Cos. Inc.	4.625%	6/30/2030	41	41
	Williams Cos. Inc.	3.500%	11/15/2030	67	64
	Woodside Finance Ltd.	5.400%	5/19/2030	64	65
					2,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (34.1%)
	AerCap Ireland Capital DAC	6.150%	9/30/2030	69	72
	AerCap Ireland Capital DAC	4.375%	11/15/2030	26	25
	Aflac Inc.	3.600%	4/1/2030	77	74
	Alleghany Corp.	3.625%	5/15/2030	22	21
	Allstate Corp.	1.450%	12/15/2030	31	27
	Ally Financial Inc.	5.543%	1/17/2031	38	38
	American Express Co.	5.085%	1/30/2031	71	72
	American Express Co.	5.016%	4/25/2031	95	96
	American Express Co.	6.489%	10/30/2031	51	54
	American International Group Inc.	4.850%	5/7/2030	23	23
	Aon Corp.	2.800%	5/15/2030	78	73
	Ares Capital Corp.	5.550%	1/15/2030	48	48
	Ares Capital Corp.	5.500%	9/1/2030	32	32
	Ares Strategic Income Fund	5.600%	2/15/2030	47	46
	Ares Strategic Income Fund	5.800%	9/9/2030	22	22
	Athene Holding Ltd.	6.150%	4/3/2030	19	20
	Banco Santander SA	5.565%	1/17/2030	42	43
	Banco Santander SA	3.490%	5/28/2030	114	109
	Banco Santander SA	4.551%	11/6/2030	58	57
	Banco Santander SA	2.749%	12/3/2030	84	76
	Bank of America Corp.	5.162%	1/24/2031	182	184
[1]	Bank of America Corp.	2.496%	2/13/2031	134	124
[1]	Bank of America Corp.	2.592%	4/29/2031	161	149
[1]	Bank of America Corp.	1.898%	7/23/2031	210	188
[1]	Bank of America Corp.	1.922%	10/24/2031	139	123
	Bank of Montreal	4.350%	9/22/2031	70	69
	Bank of New York Mellon Corp.	4.942%	2/11/2031	70	71
	Bank of Nova Scotia	4.850%	2/1/2030	127	128
	Bank of Nova Scotia	5.130%	2/14/2031	35	35
	Bank of Nova Scotia	4.338%	9/15/2031	37	36
	Barclays plc	5.367%	2/25/2031	89	90
	Barclays plc	2.645%	6/24/2031	60	55
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	45	41
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	32	28
	BGC Group Inc.	6.150%	4/2/2030	37	38
	Blackrock Inc.	2.400%	4/30/2030	76	70
	Blackstone Private Credit Fund	5.050%	9/10/2030	31	30
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	37	36
	Blackstone Secured Lending Fund	5.300%	6/30/2030	17	17
	Blue Owl Capital Corp.	6.200%	7/15/2030	43	43
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	72	70
	Brighthouse Financial Inc.	5.625%	5/15/2030	42	42
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	30	30
	Brookfield Finance Inc.	4.350%	4/15/2030	61	60
	Brown & Brown Inc.	4.900%	6/23/2030	61	61
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	37	38
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	84	83
	Capital One Financial Corp.	4.493%	9/11/2031	80	79
[1]	Capital One Financial Corp.	7.624%	10/30/2031	76	83
[1]	Capital One NA	2.700%	2/6/2030	44	41
	Cboe Global Markets Inc.	1.625%	12/15/2030	29	25
	Charles Schwab Corp.	4.625%	3/22/2030	19	19
	Charles Schwab Corp.	4.343%	11/14/2031	70	69
	Chubb INA Holdings LLC	1.375%	9/15/2030	55	48
[1]	Citibank NA	4.914%	5/29/2030	158	160
[1]	Citigroup Inc.	2.666%	1/29/2031	225	209
[1]	Citigroup Inc.	4.412%	3/31/2031	163	161
	Citigroup Inc.	4.952%	5/7/2031	94	94
[1]	Citigroup Inc.	2.572%	6/3/2031	134	123
	Citigroup Inc.	4.503%	9/11/2031	216	213
	Citizens Financial Group Inc.	3.250%	4/30/2030	35	33
	Citizens Financial Group Inc.	5.253%	3/5/2031	42	42
	CME Group Inc.	4.400%	3/15/2030	26	26
	CNA Financial Corp.	2.050%	8/15/2030	37	33
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	61	60
	Deutsche Bank AG	5.297%	5/9/2031	104	105
	Deutsche Bank AG	4.950%	8/4/2031	101	101
[1]	Deutsche Bank AG	3.547%	9/18/2031	58	55
	Deutsche Bank AG	4.469%	12/10/2031	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	33	33
	Fidelity National Financial Inc.	3.400%	6/15/2030	32	30
	First Citizens BancShares Inc.	5.231%	3/12/2031	27	27
	First Horizon Corp.	5.514%	3/7/2031	24	24
	Franklin Resources Inc.	1.600%	10/30/2030	43	38
	GATX Corp.	4.000%	6/30/2030	31	30
	Global Payments Inc.	2.900%	5/15/2030	66	61
	Global Payments Inc.	4.875%	11/15/2030	77	76
	Goldman Sachs Group Inc.	2.600%	2/7/2030	157	146
	Goldman Sachs Group Inc.	3.800%	3/15/2030	160	155
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	167	169
	Goldman Sachs Group Inc.	5.218%	4/23/2031	119	120
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	155	152
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	26	26
	Golub Capital Private Credit Fund	5.875%	5/1/2030	25	25
	HPS Corporate Lending Fund	5.850%	6/5/2030	10	10
	HSBC Holdings plc	4.950%	3/31/2030	114	115
	HSBC Holdings plc	5.130%	3/3/2031	99	100
	HSBC Holdings plc	5.240%	5/13/2031	137	138
[1]	HSBC Holdings plc	2.848%	6/4/2031	178	165
[1]	HSBC Holdings plc	2.357%	8/18/2031	62	56
	HSBC Holdings plc	4.619%	11/6/2031	82	81
	Huntington Bancshares Inc.	5.272%	1/15/2031	78	79
	Huntington National Bank	5.650%	1/10/2030	37	38
	ING Groep NV	5.066%	3/25/2031	71	72
	Jefferies Financial Group Inc.	4.150%	1/23/2030	58	56
	JPMorgan Chase & Co.	5.140%	1/24/2031	189	191
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	123	122
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	174	160
	JPMorgan Chase & Co.	5.103%	4/22/2031	104	105
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	145	135
	JPMorgan Chase & Co.	4.255%	10/22/2031	159	155
	JPMorgan Chase & Co.	1.764%	11/19/2031	90	79
[1]	KeyCorp	5.121%	4/4/2031	58	58
[1]	Lincoln National Corp.	2.330%	8/15/2030	19	17
	Lloyds Banking Group plc	4.425%	11/4/2031	71	70
	Loews Corp.	3.200%	5/15/2030	27	26
	LPL Holdings Inc.	5.200%	3/15/2030	24	24
	LPL Holdings Inc.	5.150%	6/15/2030	31	31
	M&T Bank Corp.	5.179%	7/8/2031	58	58
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	56	56
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	41	37
	Mastercard Inc.	3.350%	3/26/2030	88	85
	MetLife Inc.	4.550%	3/23/2030	46	46
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	91	84
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	64	58
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	49	50
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	24	24
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	65	66
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	55	54
	Mizuho Financial Group Inc.	5.098%	5/13/2031	31	31
[1]	Mizuho Financial Group Inc.	2.591%	5/25/2031	27	25
	Mizuho Financial Group Inc.	5.739%	5/27/2031	25	26
	Mizuho Financial Group Inc.	4.711%	7/8/2031	90	90
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	52	47
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	83	74
	Morgan Stanley	5.230%	1/15/2031	216	218
[1]	Morgan Stanley	2.699%	1/22/2031	184	171
[1]	Morgan Stanley	3.622%	4/1/2031	113	108
	Morgan Stanley	5.192%	4/17/2031	99	100
[1]	Morgan Stanley	4.356%	10/22/2031	183	179
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	116	115
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	237	233
	National Australia Bank Ltd.	4.901%	1/14/2030	35	35
	National Australia Bank Ltd.	4.534%	6/13/2030	68	68
	NatWest Group plc	5.115%	5/23/2031	55	55
	Nomura Holdings Inc.	3.103%	1/16/2030	49	46
	Nomura Holdings Inc.	4.904%	7/1/2030	105	105
	Nomura Holdings Inc.	2.679%	7/16/2030	51	47
	Northern Trust Corp.	1.950%	5/1/2030	82	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Trust Corp.	4.150%	11/19/2030	19	19
	ORIX Corp.	4.450%	9/9/2030	32	32
	PayPal Holdings Inc.	2.300%	6/1/2030	58	53
	PNC Financial Services Group Inc.	5.222%	1/29/2031	35	36
	PNC Financial Services Group Inc.	4.899%	5/13/2031	80	80
	Principal Financial Group Inc.	2.125%	6/15/2030	51	46
	Progressive Corp.	3.200%	3/26/2030	18	17
[1]	Prudential Financial Inc.	2.100%	3/10/2030	23	21
	Prudential Funding Asia plc	3.125%	4/14/2030	56	53
	Raymond James Financial Inc.	4.650%	4/1/2030	19	19
	Reinsurance Group of America Inc.	3.150%	6/15/2030	39	37
[1]	Royal Bank of Canada	5.153%	2/4/2031	88	89
[1]	Royal Bank of Canada	4.970%	5/2/2031	44	44
	Royal Bank of Canada	4.696%	8/6/2031	108	108
	Royal Bank of Canada	4.305%	11/3/2031	51	50
	Santander Holdings USA Inc.	5.741%	3/20/2031	39	40
	Santander Holdings USA Inc.	7.660%	11/9/2031	37	40
	Santander UK Group Holdings plc	5.694%	4/15/2031	85	87
	Sixth Street Lending Partners	5.750%	1/15/2030	43	43
	Sixth Street Lending Partners	6.125%	7/15/2030	32	32
	State Street Corp.	2.400%	1/24/2030	57	53
	State Street Corp.	4.729%	2/28/2030	43	43
	State Street Corp.	4.834%	4/24/2030	46	46
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	27	25
	Sumisho Air Lease Corp.	3.125%	12/1/2030	46	43
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	48	49
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	55	51
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	104	106
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	71	64
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	27	28
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	78	70
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	41	41
	Synchrony Financial	5.450%	3/6/2031	39	39
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	83	83
[1]	Truist Bank	2.250%	3/11/2030	84	77
[1]	Truist Financial Corp.	1.950%	6/5/2030	56	51
[1]	Truist Financial Corp.	5.071%	5/20/2031	67	68
[1]	US Bancorp	1.375%	7/22/2030	85	75
	US Bancorp	5.046%	2/12/2031	84	85
	US Bancorp	5.083%	5/15/2031	48	49
	Visa Inc.	2.050%	4/15/2030	72	66
	Wells Fargo & Co.	5.244%	1/24/2031	134	136
[1]	Wells Fargo & Co.	2.572%	2/11/2031	242	224
[1]	Wells Fargo & Co.	4.478%	4/4/2031	163	161
	Wells Fargo & Co.	5.150%	4/23/2031	163	165
	Westpac Banking Corp.	2.650%	1/16/2030	43	40
	Westpac Banking Corp.	4.354%	7/1/2030	39	39
					13,379
Health Care (9.8%)
	Abbott Laboratories	1.400%	6/30/2030	29	26
	AbbVie Inc.	4.875%	3/15/2030	64	65
	Agilent Technologies Inc.	2.100%	6/4/2030	23	21
	Amgen Inc.	2.450%	2/21/2030	69	64
	Amgen Inc.	5.250%	3/2/2030	149	152
[1]	Ascension Health	4.294%	11/15/2030	43	42
	AstraZeneca Finance LLC	4.900%	3/3/2030	29	29
	AstraZeneca plc	1.375%	8/6/2030	106	94
	Baxter International Inc.	4.900%	12/15/2030	26	26
	Becton Dickinson & Co.	2.823%	5/20/2030	42	39
	Biogen Inc.	2.250%	5/1/2030	67	61
	Boston Scientific Corp.	2.650%	6/1/2030	82	76
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	63	55
	Cardinal Health Inc.	4.500%	9/15/2030	50	50
	Cencora Inc.	2.800%	5/15/2030	18	17
	Cencora Inc.	4.250%	11/15/2030	53	52
	Cigna Group	2.400%	3/15/2030	71	66
	Cigna Group	4.500%	9/15/2030	51	51
	CommonSpirit Health	4.352%	9/1/2030	46	45
	CommonSpirit Health	2.782%	10/1/2030	37	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.125%	2/21/2030	72	73
	CVS Health Corp.	3.750%	4/1/2030	82	79
	CVS Health Corp.	1.750%	8/21/2030	79	70
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	40	37
	Elevance Health Inc.	4.750%	2/15/2030	26	26
	Elevance Health Inc.	2.250%	5/15/2030	79	72
	Eli Lilly & Co.	4.750%	2/12/2030	65	66
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	84	87
	Gilead Sciences Inc.	1.650%	10/1/2030	58	51
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	41	41
	HCA Inc.	5.250%	3/1/2030	26	26
	HCA Inc.	3.500%	9/1/2030	158	150
	HCA Inc.	4.300%	11/15/2030	58	57
	Humana Inc.	4.875%	4/1/2030	27	27
	Illumina Inc.	4.750%	12/12/2030	29	29
	Johnson & Johnson	4.700%	3/1/2030	45	46
	Johnson & Johnson	1.300%	9/1/2030	137	121
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	44	43
	McKesson Corp.	4.650%	5/30/2030	39	39
	Merck & Co. Inc.	4.300%	5/17/2030	38	38
	Merck & Co. Inc.	1.450%	6/24/2030	86	77
	Merck & Co. Inc.	4.150%	9/15/2030	27	27
	Novartis Capital Corp.	2.200%	8/14/2030	82	75
	Novartis Capital Corp.	4.100%	11/5/2030	118	116
	Pfizer Inc.	2.625%	4/1/2030	54	50
	Pfizer Inc.	1.700%	5/28/2030	99	89
	Pfizer Inc.	4.200%	11/15/2030	46	45
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	158	158
	Quest Diagnostics Inc.	2.950%	6/30/2030	47	44
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	67	59
	Royalty Pharma plc	2.200%	9/2/2030	56	51
	Smith & Nephew plc	2.032%	10/14/2030	73	65
	Stryker Corp.	4.850%	2/10/2030	42	42
	Stryker Corp.	1.950%	6/15/2030	70	63
[1]	Sutter Health	2.294%	8/15/2030	41	37
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	159	145
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	38	39
	UnitedHealth Group Inc.	4.800%	1/15/2030	45	45
	UnitedHealth Group Inc.	5.300%	2/15/2030	60	61
	UnitedHealth Group Inc.	2.000%	5/15/2030	123	112
	Universal Health Services Inc.	2.650%	10/15/2030	45	40
	Viatris Inc.	2.700%	6/22/2030	78	71
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	47	48
	Zoetis Inc.	2.000%	5/15/2030	65	59
					3,861
Industrials (5.8%)
	3M Co.	4.800%	3/15/2030	31	31
	3M Co.	3.050%	4/15/2030	28	26
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	29	26
	Amphenol Corp.	2.800%	2/15/2030	38	36
	Amphenol Corp.	4.125%	11/15/2030	67	66
	Boeing Co.	2.950%	2/1/2030	39	37
	Boeing Co.	5.150%	5/1/2030	249	252
	Canadian Pacific Railway Co.	2.050%	3/5/2030	27	25
	Canadian Pacific Railway Co.	4.800%	3/30/2030	31	31
	Carrier Global Corp.	2.722%	2/15/2030	132	123
	Caterpillar Inc.	2.600%	4/9/2030	40	38
	CNH Industrial Capital LLC	4.500%	10/16/2030	37	36
	Cummins Inc.	1.500%	9/1/2030	51	45
	Deere & Co.	3.100%	4/15/2030	39	37
	Deere Funding Canada Corp.	4.150%	10/9/2030	31	30
	Delta Air Lines Inc.	5.250%	7/10/2030	52	53
	Eaton Capital ULC	4.450%	5/9/2030	25	25
	Emerson Electric Co.	1.950%	10/15/2030	29	26
	Flowserve Corp.	3.500%	10/1/2030	28	26
	General Dynamics Corp.	3.625%	4/1/2030	77	74
	General Electric Co.	4.300%	7/29/2030	48	48
	Honeywell International Inc.	1.950%	6/1/2030	44	40
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	19	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	46	45
	IDEX Corp.	3.000%	5/1/2030	28	26
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	48	48
[1]	John Deere Capital Corp.	2.450%	1/9/2030	30	28
[1]	John Deere Capital Corp.	4.550%	6/5/2030	32	32
[1]	John Deere Capital Corp.	4.700%	6/10/2030	107	108
[1]	John Deere Capital Corp.	4.375%	10/15/2030	22	22
	Johnson Controls International plc	1.750%	9/15/2030	37	33
	Keysight Technologies Inc.	5.350%	7/30/2030	34	35
	Lockheed Martin Corp.	4.400%	8/15/2030	37	37
	Norfolk Southern Corp.	5.050%	8/1/2030	35	36
	Northrop Grumman Corp.	4.400%	5/1/2030	38	38
	Northrop Grumman Corp.	4.650%	7/15/2030	24	24
	Otis Worldwide Corp.	2.565%	2/15/2030	99	92
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	55	57
	Republic Services Inc.	2.300%	3/1/2030	60	55
	Republic Services Inc.	4.750%	7/15/2030	19	19
	RTX Corp.	2.250%	7/1/2030	78	71
	Southwest Airlines Co.	2.625%	2/10/2030	33	31
	Textron Inc.	3.000%	6/1/2030	33	31
	Union Pacific Corp.	2.400%	2/5/2030	31	29
	United Parcel Service Inc.	4.450%	4/1/2030	73	73
	United Parcel Service Inc.	4.650%	10/15/2030	19	19
	Waste Connections Inc.	2.600%	2/1/2030	38	36
	Waste Management Inc.	4.625%	2/15/2030	36	36
	Waste Management Inc.	4.650%	3/15/2030	31	31
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	19	19
					2,261
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/2030	36	33
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	46	46
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	39	36
	Amrize Finance US LLC	4.950%	4/7/2030	64	64
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	32	30
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	76	77
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	49	50
	Carlisle Cos. Inc.	2.750%	3/1/2030	36	34
	CRH SMW Finance DAC	5.125%	1/9/2030	63	64
	Dow Chemical Co.	2.100%	11/15/2030	55	49
	Ecolab Inc.	4.800%	3/24/2030	36	36
	EIDP Inc.	2.300%	7/15/2030	43	40
	Linde Inc.	1.100%	8/10/2030	48	42
	LYB International Finance III LLC	2.250%	10/1/2030	42	38
	Nucor Corp.	2.700%	6/1/2030	18	17
	Nucor Corp.	4.650%	6/1/2030	24	24
	Nutrien Ltd.	2.950%	5/13/2030	22	21
	Reliance Inc.	2.150%	8/15/2030	29	26
	Rio Tinto Finance USA plc	4.875%	3/14/2030	117	118
	Sherwin-Williams Co.	2.300%	5/15/2030	30	27
	Sherwin-Williams Co.	4.500%	8/15/2030	17	17
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	62	63
	Sonoco Products Co.	3.125%	5/1/2030	33	31
	Steel Dynamics Inc.	3.450%	4/15/2030	33	31
	Suzano Austria GmbH	5.000%	1/15/2030	54	53
	Vale Overseas Ltd.	3.750%	7/8/2030	103	98
	Vulcan Materials Co.	3.500%	6/1/2030	42	40
					1,205
Real Estate (4.2%)
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	41	41
	American Homes 4 Rent LP	4.950%	6/15/2030	29	29
	American Tower Corp.	2.900%	1/15/2030	48	45
	American Tower Corp.	5.000%	1/31/2030	29	29
	American Tower Corp.	4.900%	3/15/2030	36	36
	American Tower Corp.	2.100%	6/15/2030	36	32
	American Tower Corp.	1.875%	10/15/2030	81	72
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	52	48
	Boston Properties LP	2.900%	3/15/2030	56	52
	Brixmor Operating Partnership LP	4.050%	7/1/2030	45	44
	Camden Property Trust	2.800%	5/15/2030	33	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBRE Services Inc.	4.800%	6/15/2030	25	25
	Cousins Properties LP	5.250%	7/15/2030	19	19
	Crown Castle Inc.	3.300%	7/1/2030	59	56
	EPR Properties	4.750%	11/15/2030	29	28
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	55	54
	Equinix Inc.	2.150%	7/15/2030	103	93
	ERP Operating LP	2.500%	2/15/2030	51	47
	Essex Portfolio LP	3.000%	1/15/2030	35	33
	Extra Space Storage LP	5.500%	7/1/2030	55	56
	GLP Capital LP	4.000%	1/15/2030	34	33
	Healthcare Realty Holdings LP	3.100%	2/15/2030	55	52
	Healthpeak OP LLC	3.000%	1/15/2030	38	36
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	57	54
	Kilroy Realty LP	3.050%	2/15/2030	27	25
	Kimco Realty OP LLC	2.700%	10/1/2030	28	26
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	24	24
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	31	31
	Prologis LP	2.250%	4/15/2030	94	86
	Prologis LP	1.250%	10/15/2030	28	24
	Realty Income Corp.	4.850%	3/15/2030	31	31
	Regency Centers LP	3.700%	6/15/2030	37	36
	Simon Property Group LP	2.650%	7/15/2030	42	39
	Simon Property Group LP	4.375%	10/1/2030	34	34
[1]	UDR Inc.	3.200%	1/15/2030	28	27
	Ventas Realty LP	3.000%	1/15/2030	28	26
	Ventas Realty LP	4.750%	11/15/2030	31	31
	VICI Properties LP	4.950%	2/15/2030	53	53
	Welltower OP LLC	3.100%	1/15/2030	44	42
	Welltower OP LLC	4.500%	7/1/2030	45	45
	Weyerhaeuser Co.	4.000%	4/15/2030	32	31
					1,656
Technology (8.9%)
	Adobe Inc.	4.950%	1/17/2030	76	77
	Adobe Inc.	2.300%	2/1/2030	52	48
	Amdocs Ltd.	2.538%	6/15/2030	39	35
	Analog Devices Inc.	4.500%	6/15/2030	52	52
	Apple Inc.	4.150%	5/10/2030	2	2
	Apple Inc.	1.650%	5/11/2030	73	66
	Apple Inc.	4.200%	5/12/2030	55	55
	Apple Inc.	1.250%	8/20/2030	118	104
	Applied Materials Inc.	1.750%	6/1/2030	27	24
	Autodesk Inc.	2.850%	1/15/2030	28	26
	Automatic Data Processing Inc.	1.250%	9/1/2030	54	48
	Broadcom Inc.	4.350%	2/15/2030	69	68
	Broadcom Inc.	5.000%	4/15/2030	36	36
	Broadcom Inc.	5.050%	4/15/2030	39	40
	Broadcom Inc.	4.600%	7/15/2030	103	103
	Broadcom Inc.	4.200%	10/15/2030	104	102
	Broadcom Inc.	4.150%	11/15/2030	95	93
	CDW LLC	5.100%	3/1/2030	26	26
	CGI Inc.	4.950%	3/14/2030	29	29
	Cisco Systems Inc.	4.750%	2/24/2030	69	70
	Dell International LLC	4.350%	2/1/2030	41	41
	Dell International LLC	5.000%	4/1/2030	51	51
	Dell International LLC	6.200%	7/15/2030	52	55
	Equifax Inc.	3.100%	5/15/2030	51	48
	Fiserv Inc.	4.750%	3/15/2030	51	51
	Fiserv Inc.	2.650%	6/1/2030	77	70
	Flex Ltd.	4.875%	5/12/2030	29	29
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	44	43
	HP Inc.	5.400%	4/25/2030	24	24
	HP Inc.	3.400%	6/17/2030	33	31
	Intel Corp.	5.125%	2/10/2030	55	56
	Intel Corp.	3.900%	3/25/2030	122	119
[1]	International Business Machines Corp.	4.800%	2/10/2030	47	47
	International Business Machines Corp.	1.950%	5/15/2030	71	64
	Intuit Inc.	1.650%	7/15/2030	33	29
	Jabil Inc.	3.600%	1/15/2030	21	20
	Lam Research Corp.	1.900%	6/15/2030	38	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	4.375%	5/15/2030	63	62
	Marvell Technology Inc.	4.750%	7/15/2030	24	24
	Microchip Technology Inc.	5.050%	2/15/2030	54	54
	Motorola Solutions Inc.	4.850%	8/15/2030	36	36
	Motorola Solutions Inc.	2.300%	11/15/2030	47	42
	NetApp Inc.	2.700%	6/22/2030	35	32
	NVIDIA Corp.	2.850%	4/1/2030	82	78
	NXP BV	3.400%	5/1/2030	64	61
	Oracle Corp.	2.950%	4/1/2030	174	160
	Oracle Corp.	4.650%	5/6/2030	39	38
	Oracle Corp.	3.250%	5/15/2030	29	27
	Oracle Corp.	4.450%	9/26/2030	200	193
	Paychex Inc.	5.100%	4/15/2030	82	83
	QUALCOMM Inc.	2.150%	5/20/2030	98	90
	QUALCOMM Inc.	4.500%	5/20/2030	19	19
	Quanta Services Inc.	2.900%	10/1/2030	55	51
	RELX Capital Inc.	4.750%	3/27/2030	35	35
	RELX Capital Inc.	3.000%	5/22/2030	46	43
	Roper Technologies Inc.	2.000%	6/30/2030	31	28
	Roper Technologies Inc.	4.450%	9/15/2030	27	27
	S&P Global Inc.	1.250%	8/15/2030	41	36
	ServiceNow Inc.	1.400%	9/1/2030	80	70
	Synopsys Inc.	4.850%	4/1/2030	114	114
	Texas Instruments Inc.	1.750%	5/4/2030	72	65
	Texas Instruments Inc.	4.500%	5/23/2030	19	19
	VMware LLC	4.700%	5/15/2030	42	42
	Xilinx Inc.	2.375%	6/1/2030	38	35
					3,480
Utilities (4.9%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	27	24
[1]	Alabama Power Co.	1.450%	9/15/2030	32	28
	American Water Capital Corp.	2.800%	5/1/2030	23	22
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	77	74
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	19	19
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	28	25
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	23	22
	Consumers Energy Co.	4.700%	1/15/2030	30	30
[1]	Dominion Energy Inc.	3.375%	4/1/2030	80	76
	Dominion Energy Inc.	5.000%	6/15/2030	47	48
	DTE Electric Co.	2.250%	3/1/2030	35	32
	DTE Energy Co.	5.200%	4/1/2030	74	75
	Duke Energy Carolinas LLC	2.450%	2/1/2030	28	26
	Duke Energy Corp.	2.450%	6/1/2030	41	38
	Duke Energy Florida LLC	1.750%	6/15/2030	38	34
	Duke Energy Florida LLC	4.200%	12/1/2030	38	37
	Edison International	6.250%	3/15/2030	26	27
	Entergy Corp.	2.800%	6/15/2030	29	27
	Essential Utilities Inc.	2.704%	4/15/2030	32	30
[1]	Eversource Energy	1.650%	8/15/2030	57	50
	Eversource Energy	4.450%	12/15/2030	27	27
	Exelon Corp.	4.050%	4/15/2030	73	71
	FirstEnergy Corp.	2.650%	3/1/2030	31	29
	Florida Power & Light Co.	4.625%	5/15/2030	29	29
	Georgia Power Co.	4.550%	3/15/2030	46	46
	National Fuel Gas Co.	5.500%	3/15/2030	44	45
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	28	28
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	27	25
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	21	21
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	50	51
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	134	122
	NiSource Inc.	3.600%	5/1/2030	55	53
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	56	52
	Pacific Gas & Electric Co.	4.550%	7/1/2030	187	184
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	25	25
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	41	36
	Puget Energy Inc.	4.100%	6/15/2030	35	34
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	46	41
	Southern California Edison Co.	5.250%	3/15/2030	40	40
	Southern California Edison Co.	2.250%	6/1/2030	39	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Gas Co.	2.550%	2/1/2030	37	35
[1]	Southern Co.	3.700%	4/30/2030	54	52
[1]	Southern Power Co.	4.250%	10/1/2030	34	33
	Wisconsin Electric Power Co.	4.150%	10/15/2030	21	21
	Xcel Energy Inc.	3.400%	6/1/2030	43	41
					1,920
Total Corporate Bonds (Cost $38,804)					38,641
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity Fund (Cost $187)	3.682%		1,872	187
Total Investments (99.0%) (Cost $38,991)					38,828
Other Assets and Liabilities—Net (1.0%)					395
Net Assets (100%)					39,223

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	38,641	—	38,641
Temporary Cash Investments	187	—	—	187
Total	187	38,641	—	38,828